Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	The Company leases the underlying land for six hotel properties and one hotel parking lot as of December 31, 2012. These land leases have remaining terms available to the Company ranging from 15 to 93 years, excluding any potential option periods to extend the initial lease term.
Other Responsibilities Under Lease [Member] | Marriott Richmond, VA [Member]
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	Upon assumption of the MRV land lease, the Company also assumed certain contingent responsibilities of the hotel's predecessor owner, with respect to the third-party lessor of the land. Dependent on conditions which include the hotel exceeding stated revenue per available room ("RevPAR") thresholds for a trailing twelve month period (with thresholds adjusting upward by 3% annually), the Company may be obligated to construct an addition to the MRV hotel containing a minimum of 209 rooms. As of December 31, 2012, there is no requirement to commence an expansion of the MRV hotel.
Residence Inn Seattle, WA [Member]
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	The initial term for the land lease for the Residence Inn in Seattle, WA extends through February 2049, with an additional three consecutive 10-year extensions available to the Company (the lessee under the assumed lease). The lease is subject to various payment adjustments during the lease term, including potential periodic increases in lease payments based on the appraised market value of the underlying land at time of adjustment.
Unamortized Land Lease Fair Value Adjustment at Above Market Rate (in Dollars)	$ 2.0	$ 2.1
Marriott Richmond, VA [Member]
Commitments (Details) [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	The initial term for the land lease for the full-service Marriott hotel in Richmond, VA extends through December 2102.The lease is subject to payment adjustments, based on the Consumer Price Index, at stated intervals during its term.
Unamortized Land Lease Fair Value Adjustment at Below Market Rate (in Dollars)	$ 0.9	$ 0.9